UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam ESG Ultra Short ETF
PULT | NYSE Arca, Inc.
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam ESG Ultra Short ETF for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam ESG Ultra Short ETF	$26	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Putnam ESG Ultra Short ETF returned 4.58%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index, which returned 4.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Iinvestment-grade corporate credit exposure was the largest contributor to performance. For the majority of the period, corporate credit spreads tightened. Additionally, issuer selection in the banking sector, the largest sector allocation within the Fund, was additive.

↑	Allocation to commercial paper also contributed to outperformance. The Fund keeps a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓	Yield curve exposures detracted from performance particularly in early 2026, as interest rates were volatile amidst heightened geopolitical tensions.
Putnam ESG Ultra Short ETF	PAGE 1	39497-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam ESG Ultra Short ETF 1/19/2023 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	Since Inception (1/19/2023)
Putnam ESG Ultra Short ETF (NAV)	4.58	5.35
Bloomberg U.S. Aggregate Index	4.06	3.15
ICE BofA U.S. Treasury Bill Index	4.05	4.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$42,935,686
Total Number of Portfolio Holdings	166
Total Management Fee Paid (based on a unitary fee)	$396,099
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam ESG Ultra Short ETF	PAGE 2	39497-ATSR-0626

HOW HAS THE FUND CHANGED?
At a meeting held on March 26, 2026, the Board of Trustees of Putnam ETF Trust, on behalf of the Fund, approved a plan to liquidate and dissolve the Fund, upon recommendation by Putnam Investment Management, LLC, the Fund’s investment adviser.
The liquidation of the Fund is expected to occur on or about June 16, 2026 (the “Liquidation Date”), although the Fund may make dispositions of portfolio holdings prior to the Liquidation Date.
Effective as of the close of business on May 19, 2026, the Fund will no longer accept orders for the purchase of creation units, and effective as of the close of business on June 9, 2026, the Fund will no longer accept redemption orders. Trading for the Fund on NYSE  Arca, Inc. will be suspended prior to market open on June 10, 2026.
When the Funds are in the process of liquidating their portfolios, which is anticipated to commence prior to June 10, 2026, the Funds will hold cash and securities that may not be consistent with the Funds’ investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG Ultra Short ETF	PAGE 3	39497-ATSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $153,203 in April 30, 2025 and $164,798 in April 30, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $26,747 in April 30, 2025 and $26,747 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in April 30, 2025 and $1,474,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
ESG Ultra Short ETF
Financial Statements and Other Important Information
Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
April 30, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.4%
Communication Services — 1.3%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	3.800%	2/15/27	$132,000	$131,662
AT&T Inc., Senior Notes	4.250%	3/1/27	210,000	210,021
Total Diversified Telecommunication Services				341,683
Entertainment — 0.4%
Netflix Inc., Senior Notes	4.375%	11/15/26	25,000	25,048
Netflix Inc., Senior Notes	5.875%	11/15/28	146,000	151,600
Total Entertainment				176,648
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	33,000	32,782

Total Communication Services				551,113
Consumer Discretionary — 5.9%
Automobiles — 3.1%
American Honda Finance Corp., Senior Notes (SOFR + 0.620%)	4.274%	12/11/26	75,000	75,067 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.650%)	4.314%	5/20/26	170,000	170,033 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	150,000	150,732 (b)
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	112,000	111,656
Hyundai Capital America, Senior Notes	4.850%	3/25/27	50,000	50,221 (b)
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	4.681%	9/24/27	114,000	114,482 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.691%	3/19/27	111,000	111,400 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.691%	6/24/27	78,000	78,304 (a)(b)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.375%	9/5/28	239,000	239,972 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	246,000	246,347 (b)
Total Automobiles				1,348,214
Hotels, Restaurants & Leisure — 1.4%
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	310,000	312,783
Marriott International Inc., Senior Notes	4.200%	7/15/27	175,000	174,714
Marriott International Inc., Senior Notes	4.000%	4/15/28	95,000	94,391
Total Hotels, Restaurants & Leisure				581,888
Household Durables — 0.7%
Lennar Corp., Senior Notes	5.250%	6/1/26	302,000	302,172
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	3.750%	9/15/28	$60,000	$59,614
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	258,000	256,066
Total Specialty Retail				315,680

Total Consumer Discretionary				2,547,954
Consumer Staples — 2.2%
Consumer Staples Distribution & Retail — 0.8%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	160,000	159,026 (b)
Kroger Co., Senior Notes	2.650%	10/15/26	55,000	54,641
Target Corp., Senior Notes	4.350%	6/15/28	128,000	128,620
Total Consumer Staples Distribution & Retail				342,287
Food Products — 1.0%
Mars Inc., Senior Notes	4.450%	3/1/27	176,000	176,660 (b)
Mondelez International Inc., Senior Notes	4.250%	5/6/28	244,000	243,713
Total Food Products				420,373
Tobacco — 0.4%
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.275%	2/11/28	170,000	170,366 (a)(b)

Total Consumer Staples				933,026
Energy — 1.3%
Oil, Gas & Consumable Fuels — 1.3%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.129%	2/26/28	148,000	148,327 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.235%	8/13/28	115,000	115,361 (a)
Enterprise Products Operating LLC, Senior Notes	4.300%	6/20/28	60,000	60,049
ONEOK Inc., Senior Notes	5.550%	11/1/26	164,000	164,862
Phillips 66 Co., Senior Notes	3.550%	10/1/26	55,000	54,868

Total Energy				543,467
Financials — 27.3%
Banks — 14.7%
Bank of America Corp., Senior Notes (SOFR + 0.830%)	4.478%	1/24/29	321,000	321,561 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	40,000	40,010
Bank of Montreal, Senior Notes (SOFR + 0.860%)	4.508%	1/27/29	237,000	237,545 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.730%)	4.399%	2/2/30	154,000	153,769 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	4.554%	2/14/29	100,000	100,191 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	260,000	261,911 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	234,000	230,781 (b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.095%	5/9/29	265,000	266,888 (a)(b)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2026 Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	$433,000	$436,549 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	4.591%	6/28/27	161,000	161,841 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	4.681%	3/30/29	185,000	185,978 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.118%	11/27/26	73,000	73,073 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.293%	3/14/28	130,000	130,486 (a)(b)
Fifth Third Bancorp, Senior Notes (6.361% to 10/27/27 then SOFR + 2.192%)	6.361%	10/27/28	110,000	112,915 (a)
Goldman Sachs Bank USA, Senior Notes (5.414% to 5/21/26 then SOFR + 0.750%)	5.414%	5/21/27	241,000	241,126 (a)
Huntington Bancshares Inc., Senior Notes (4.443% to 8/4/27 then SOFR + 1.970%)	4.443%	8/4/28	55,000	54,946 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	4.661%	3/25/29	260,000	260,835 (a)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	264,000	264,352 (a)
Lloyds Banking Group PLC, Senior Notes (5.462% to 1/5/27 then 1 year Treasury Constant Maturity Rate + 1.375%)	5.462%	1/5/28	210,000	211,426 (a)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.393%	6/12/28	175,000	175,783 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	245,000	244,343 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	355,000	355,721 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	90,000	90,134 (a)
PNC Financial Services Group Inc., Senior Notes (SOFR + 0.620%)	4.268%	1/26/29	145,000	144,947 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	4.369%	10/18/27	182,000	182,233 (a)
Societe Generale SA, Senior Notes	5.250%	2/19/27	350,000	352,613 (b)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	120,000	122,913
Toronto-Dominion Bank, Senior Notes (SOFR + 1.080%)	4.730%	7/17/26	230,000	230,422 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.018%	4/23/29	304,000	307,736 (a)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.109%	10/20/26	$350,000	$350,333 (a)
Total Banks				6,303,361
Capital Markets — 2.4%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	90,000	90,206 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	4.479%	7/21/28	128,000	128,191 (a)
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	51,000	50,898
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.710%)	4.359%	1/21/29	135,000	134,777 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	4.938%	4/23/28	110,000	110,718 (a)
Intercontinental Exchange Inc., Senior Notes	3.950%	12/1/28	85,000	84,315
Morgan Stanley, Senior Notes (SOFR + 0.920%)	4.568%	10/18/29	190,000	190,217 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	4.671%	4/13/28	65,000	65,214 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.288%	10/22/27	52,000	52,093 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	4.511%	8/3/26	42,000	42,052 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	4.598%	4/24/28	70,000	70,324 (a)
Total Capital Markets				1,019,005
Consumer Finance — 0.8%
American Express Co., Senior Notes (SOFR + 0.930%)	4.578%	7/26/28	94,000	94,453 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	4.908%	4/25/29	140,000	141,574 (a)
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	108,000	107,599
Total Consumer Finance				343,626
Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	210,000	211,302
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	205,000	197,592
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.580%)	4.244%	11/14/28	191,000	191,113 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.690%)	4.341%	10/16/26	45,000	45,093 (a)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.173%	10/9/26	175,000	175,113 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.171%	11/16/26	205,000	205,119 (a)(b)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2026 Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	$299,000	$302,046 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.325%	3/6/28	95,000	95,183 (a)
Total Financial Services				1,422,561
Insurance — 6.1%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	251,000	253,149 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	143,000	143,464
Athene Global Funding, Secured Notes	5.349%	7/9/27	132,000	132,738 (b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	165,000	165,252 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	155,000	155,336
CNO Global Funding, Secured Notes	1.750%	10/7/26	247,000	244,339 (b)
CNO Global Funding, Secured Notes	4.875%	12/10/27	60,000	60,211 (b)
Corebridge Global Funding, Secured Notes	5.350%	6/24/26	170,000	170,308 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	4.951%	9/25/26	160,000	160,525 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.365%	11/8/27	94,000	94,104 (a)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.359%	8/25/28	156,000	156,071 (a)(b)
Mutual of Omaha Cos. Global Funding, Secured Notes	5.800%	7/27/26	115,000	115,443 (b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	4.528%	4/25/28	168,000	169,251 (a)(b)
Northwestern Mutual Global Funding, Secured Notes	5.070%	3/25/27	54,000	54,518 (b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.319%	8/25/28	145,000	145,242 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 0.850%)	4.516%	2/5/27	41,000	41,141 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 1.050%)	4.698%	7/28/26	135,000	135,319 (a)(b)
Principal Life Global Funding II, Secured Notes	4.600%	8/19/27	42,000	42,119 (b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	4.474%	8/18/28	190,000	190,060 (a)(b)
Total Insurance				2,628,590

Total Financials				11,717,143
Health Care — 3.2%
Health Care Equipment & Supplies — 0.1%
GE HealthCare Technologies Inc., Senior Notes	4.150%	12/15/28	45,000	44,722
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 1.3%
CVS Health Corp., Senior Notes	2.875%	6/1/26	$207,000	$206,738
CVS Health Corp., Senior Notes	3.000%	8/15/26	221,000	220,184
UnitedHealth Group Inc., Senior Notes (SOFR + 0.500%)	4.151%	7/15/26	141,000	141,082 (a)
Total Health Care Providers & Services				568,004
Life Sciences Tools & Services — 0.3%
Illumina Inc., Senior Notes	4.650%	9/9/26	97,000	97,065
Pharmaceuticals — 1.5%
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.181%	10/15/28	310,000	310,921 (a)
Merck & Co. Inc., Senior Notes (SOFR + 0.570%)	4.223%	3/15/29	145,000	145,300 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.520%)	4.186%	11/5/28	115,000	115,479 (a)
Pfizer Inc., Senior Notes (SOFR + 0.500%)	4.164%	11/15/27	75,000	75,217 (a)
Total Pharmaceuticals				646,917

Total Health Care				1,356,708
Industrials — 1.9%
Building Products — 0.7%
Owens Corning, Senior Notes	3.400%	8/15/26	161,000	160,488
Owens Corning, Senior Notes	5.500%	6/15/27	115,000	116,433
Total Building Products				276,921
Commercial Services & Supplies — 0.3%
Veralto Corp., Senior Notes	5.500%	9/18/26	146,000	146,483
Machinery — 0.5%
John Deere Capital Corp., Senior Notes (SOFR + 0.600%)	4.255%	6/11/27	207,000	207,546 (a)
Trading Companies & Distributors — 0.4%
Sumisho Air Lease Corp., Senior Notes	5.300%	6/25/26	182,000	182,237

Total Industrials				813,187
Information Technology — 1.5%
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Senior Notes	3.800%	11/15/27	130,000	129,287
Amphenol Corp., Senior Notes	4.375%	6/12/28	145,000	145,360
Total Electronic Equipment, Instruments & Components				274,647
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	5.050%	7/12/27	155,000	156,739
Broadcom Inc., Senior Notes	4.800%	4/15/28	47,000	47,545
Total Semiconductors & Semiconductor Equipment				204,284
Software — 0.4%
Oracle Corp., Senior Notes (SOFR + 0.760%)	4.429%	8/3/28	155,000	152,223 (a)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2026 Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	4.550%	4/1/27	$30,000	$30,119
Total Software				182,342

Total Information Technology				661,273
Materials — 0.4%
Metals & Mining — 0.2%
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	4.493%	3/14/28	95,000	95,353 (a)
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	54,000	53,933 (b)
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	30,000	30,034 (b)
Total Paper & Forest Products				83,967

Total Materials				179,320
Real Estate — 2.3%
Diversified REITs — 0.9%
American Tower Corp., Senior Notes	3.650%	3/15/27	90,000	89,517
Realty Income Corp., Senior Notes	4.875%	6/1/26	279,000	279,063
Total Diversified REITs				368,580
Office REITs — 0.4%
Boston Properties LP, Senior Notes	2.750%	10/1/26	168,000	166,919
Residential REITs — 0.6%
Camden Property Trust, Senior Notes	5.850%	11/3/26	276,000	277,967
Specialized REITs — 0.4%
American Tower Corp., Senior Notes	3.375%	10/15/26	47,000	46,822
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	4.351%	4/16/27	125,000	125,234 (a)
Total Specialized REITs				172,056

Total Real Estate				985,522
Utilities — 3.1%
Electric Utilities — 2.0%
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	125,000	124,047
Constellation Energy Generation LLC, Senior Notes (SOFR + 0.600%)	4.249%	1/8/28	75,000	74,937 (a)
Eversource Energy, Senior Notes	4.750%	5/15/26	212,000	212,045
Georgia Power Co., Senior Notes (SOFR + 0.280%)	3.933%	9/15/26	50,000	49,951 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	165,000	163,889
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	25,000	25,118
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	4.467%	2/4/28	145,000	145,615 (a)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Wisconsin Electric Power Co., Senior Notes	3.950%	3/1/29	$75,000	$74,338
Total Electric Utilities				869,940
Gas Utilities — 0.1%
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	40,000	39,669
Multi-Utilities — 1.0%
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	55,000	55,197
DTE Energy Co., Senior Notes	4.950%	7/1/27	236,000	237,506
DTE Energy Co., Senior Notes	4.875%	6/1/28	60,000	60,484
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	74,000	74,298
Total Multi-Utilities				427,485

Total Utilities				1,337,094
Total Investments before Short-Term Investments (Cost — $21,632,632)				21,625,807
			Shares
Short-Term Investments — 49.1%
Money Market Funds — 32.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $13,933,411)	3.420%		13,933,411	13,933,411 (c)(d)
		Maturity Date	Face Amount
Commercial Paper — 16.7%
AES Corp.	4.161%	5/1/26	$255,000	254,971 (e)
Agree LP	4.287%	5/1/26	400,000	399,954 (e)
Alexandria Real Estate Equities Inc.	4.013%	5/1/26	250,000	249,973 (e)
Alimentation Couche-Tard Inc.	4.173%	5/21/26	250,000	249,413 (e)
AvalonBay Communities Inc.	4.101%	5/6/26	250,000	249,835 (e)
AvalonBay Communities Inc.	4.105%	5/12/26	250,000	249,669 (e)
Bunge Ltd. Finance Corp.	4.151%	5/11/26	400,000	399,510 (e)
Energy Transfer LP	4.131%	5/1/26	400,000	399,956 (e)
Extra Space Storage LP	4.106%	5/8/26	250,000	249,780 (e)
General Motors Co.	4.000%	5/5/26	250,000	249,866 (e)
General Motors Co.	4.136%	6/3/26	345,000	343,700 (e)
Macquarie Bank Ltd.	0.473%	5/14/26	250,000	250,029 (e)
Mid-America Apartments LP	4.093%	5/5/26	500,000	499,725 (e)
NiSource Inc.	4.098%	5/7/26	250,000	249,807 (e)
O’Reilly Automotive Inc.	4.063%	5/1/26	500,000	499,945 (e)
Ryder System Inc.	4.135%	5/14/26	400,000	399,379 (e)
Schwab Charles Corp.	3.817%	5/8/26	505,000	504,586 (e)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2026 Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Sumitomo Mitsui Trust Bank Ltd.	4.030%	12/11/26	$575,000	$575,526 (e)
Targa Resources Corp.	4.173%	5/1/26	400,000	399,955 (e)
Vulcan Materials Co.	4.101%	5/1/26	500,000	499,945 (e)

Total Commercial Paper (Cost — $7,175,543)				7,175,524

Total Short-Term Investments (Cost — $21,108,954)				21,108,935
Total Investments — 99.5% (Cost — $42,741,586)				42,734,742
Other Assets in Excess of Liabilities — 0.5%				200,944
Total Net Assets — 100.0%				$42,935,686

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $13,933,411 and the cost was $13,933,411 (Note 6).

(e)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $28,808,175)	$28,801,331
Investments in affiliated securities, at value (Cost — $13,933,411)	13,933,411
Cash	189
Interest receivable	195,290
Dividends receivable from affiliated investments	13,303
Total Assets	42,943,524
Liabilities:
Investment management fee payable	7,838
Total Liabilities	7,838
Total Net Assets	$42,935,686
Net Assets:
Paid-in capital	$42,737,036
Total distributable earnings (loss)	198,650
Total Net Assets	$42,935,686
Shares Outstanding	850,000
Net Asset Value	$50.51
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2026 Annual Report

Statement of Operations
For the Year Ended April 30, 2026

Investment Income:
Interest	$7,534,540
Dividends from affiliated investments	97,970
Total Investment Income	7,632,510
Expenses:
Investment management fee (Note 2)	402,967
Total Expenses	402,967
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,868)
Net Expenses	396,099
Net Investment Income	7,236,411
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	629,010
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(338,147)
Net Gain on Investments	290,863
Increase in Net Assets From Operations	$7,527,274
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended April 30,	2026	2025
Operations:
Net investment income	$7,236,411	$5,441,110
Net realized gain	629,010	70,853
Change in net unrealized appreciation (depreciation)	(338,147)	328,188
Increase in Net Assets From Operations	7,527,274	5,840,151
Distributions to Shareholders From (Note 1):
Total distributable earnings	(7,673,566)	(5,260,078)
Decrease in Net Assets From Distributions to Shareholders	(7,673,566)	(5,260,078)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,200,000 and 1,475,000 shares issued, respectively)	60,866,685	74,389,774
Cost of shares repurchased (3,475,000 and 0 shares repurchased, respectively)	(175,847,620)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(114,980,935)	74,389,774
Increase (Decrease) in Net Assets	(115,127,227)	74,969,847
Net Assets:
Beginning of year	158,062,913	83,093,066
End of year	$42,935,686	$158,062,913
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1,2]
Net asset value, beginning of year	$50.58	$50.36	$50.21	$50.00
Income (loss) from operations:
Net investment income	2.27	2.57	2.73	0.71
Net realized and unrealized gain (loss)	(0.01)	0.20	0.26	(0.12)
Total income from operations	2.26	2.77	2.99	0.59
Less distributions from:
Net investment income	(2.32)	(2.55)	(2.84)	(0.38)
Net realized gains	(0.01)	—	—	—
Total distributions	(2.33)	(2.55)	(2.84)	(0.38)
Net asset value, end of year	$50.51	$50.58	$50.36	$50.21
Total return, based on NAV[3]	4.58%	5.63%	6.14%	1.18%[4]
Net assets, end of year (000s)	$42,936	$158,063	$83,093	$125,536
Ratios to average net assets:
Gross expenses	0.25%	0.25%	0.25%	0.07%[4]
Net expenses[5,6]	0.25	0.25	0.25	0.07 [4]
Net investment income	4.49	5.08	5.44	1.41 [4]
Portfolio turnover rate[7]	57%	48%	84%	26%[4]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 19, 2023 (inception date) to April 30, 2023.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Not annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Putnam ESG Ultra Short ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

Putnam ESG Ultra Short ETF 2026 Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market
Putnam ESG Ultra Short ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds & Notes†	—	$21,625,807	—	$21,625,807
Short-Term Investments†:
Money Market Funds	$13,933,411	—	—	13,933,411
Commercial Paper	—	7,175,524	—	7,175,524
Total Short-Term Investments	13,933,411	7,175,524	—	21,108,935
Total Investments	$13,933,411	$28,801,331	—	$42,734,742

†	See Schedule of Investments for additional detailed categorizations.
(b) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the

Putnam ESG Ultra Short ETF 2026 Annual Report

value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Putnam ESG Ultra Short ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Total Distributable Earnings (Loss)	Paid-in Capital
$(584,795)	$584,795
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive management fee of 0.25% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.

Putnam ESG Ultra Short ETF 2026 Annual Report

Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the year ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $6,868, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$89,978,494	—
Sales	60,568,563	$2,688,000
During the year ended April 30, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$1,259,408
Redemptions	117,750,803
Realized gain (loss)*	584,795

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
Putnam ESG Ultra Short ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$42,741,586	$28,449	$(35,293)	$(6,844)
4. Derivative instruments and hedging activities
During the year ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Putnam ESG Ultra Short ETF 2026 Annual Report

all or some portion of the year ended April 30, 2026. The following transactions were effected in such company for the year ended April 30, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$945,191	$136,954,999	136,954,999	$123,966,779	123,966,779

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Putnam Government Money Market Fund, Class P Shares	—	$97,970	—	$13,933,411
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the year ended April 30, 2026.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended April 30, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$7,652,234	$5,260,078
Net long-term capital gains	21,332	—
Total distributions paid	$7,673,566	$5,260,078
Putnam ESG Ultra Short ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
As of April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$174,533
Undistributed long-term capital gains — net	30,961
Total undistributed earnings	$205,494
Unrealized appreciation (depreciation)	(6,844)
Total distributable earnings (loss) — net	$198,650
9. Plan of liquidation
On March 26, 2026, the Board of the Trust approved a plan to liquidate and dissolve the Fund. The Fund liquidated on June 16, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Putnam ESG Ultra Short ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Putnam ESG Ultra Short ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam ESG Ultra Short ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the three years in the period ended April 30, 2026 and for the period January 19, 2023 (inception date) to April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026, and the financial highlights for each of the three years in the period ended April 30, 2026 and for the period January 19, 2023 (inception date) to April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Subsequent Event
As discussed in Note 9 to the financial statements, the Board of the Trust approved a plan to liquidate and dissolve the Fund on March 26, 2026. The Fund liquidated on June 16, 2026.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 17, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.
Putnam ESG Ultra Short ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2026:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$21,332
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$47,115
Section 163(j) Interest Earned	§163(j)	$7,293,718
Interest Earned from Federal Obligations	Note (1)	$117,248
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Putnam ESG Ultra Short ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Putnam ESG Ultra Short ETF

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Putnam
ESG Ultra Short ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Putnam ESG Ultra Short ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam ESG Ultra Short ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam ESG Ultra Short ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39497-AFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 25, 2026